Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Lease Liabilities
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Finance lease liabilities	—	160,000	146,262	36,061
Interest expenses	—	4,826	8,142	2,007
Payment of operating lease liabilities	—	(18,564)	(37,075)	(9,141)
Finance lease liabilities, net	—	146,262	117,329	28,927
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Short-term lease expenses	17,958	7,813	8,683	2,141
Total	17,958	7,813	8,683	2,141

Schedule of Future Lease Payments Excluding Short Term Leases

Future lease payments, excluding short-term leases, as of December 31, 2025, are as follows:

Operating lease	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 1 year	—	37,128	37,128	9,154
Between 1 and 2 years	—	37,128	37,128	9,154
Between 2 and 3 years	—	37,128	37,128	9,154
Between 3 and 4 years	—	37,128	18,577	4,580
Between 4 and 5 years	—	18,524	—	—
Total future lease payment	—	167,036	129,961	32,042
Less: Imputed interest	—	(20,774)	(12,632)	(3,114)
Present value of operating lease liabilities	—	146,262	117,329	28,927
Less: Current portion	—	(28,986)	(28,986)	(7,643)
Non-current portion of lease liabilities	—	117,276	117,276	21,284